Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing received from the Central Bank of Argentina and other financial entities
Opening balance	$ 7,627,436
Payments	(7,598,036)
Movement in accrued interest	2,048,973
Derecognition or substantial modification of financial liabilities	15,117,373
Difference in quoted prices of foreign currency	11,453,826
Monetary effects	(8,850,561)
Ending balance	19,799,011
Issued Corporate Bonds
Opening balance	8,456,451
Proceeds	29,477,155
Payments	(4,877,812)	$ (15,870,950)	$ (24,808,397)
Movement in accrued interest	1,652,176
Derecognition or substantial modification of financial liabilities	1,521,405
Difference in quoted prices of foreign currency	38,301,446
Monetary effects	(15,666,808)
Ending balance	58,864,013	8,456,451
Subordinated Corporate Bonds
Opening balance	224,617,825
Payments	(12,943,001)	(14,493,132)	$ (18,282,715)
Movement in accrued interest	14,180,562
Derecognition or substantial modification of financial liabilities	(507,813)
Difference in quoted prices of foreign currency	332,838,147
Monetary effects	(229,957,927)
Ending balance	$ 328,227,793	$ 224,617,825